Intangible assets and goodwill - Summary Of Changes in Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₽ 10,143,860
Ending balance	9,687,600	₽ 10,143,860
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,989,255
Ending balance	6,954,183	6,989,255
CV database [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	463,441
Ending balance	399,880	463,441
Non- contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,464,695
Ending balance	1,260,319	1,464,695
Trademarks and domains [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,089,225
Ending balance	943,867	1,089,225
Website software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	102,688
Ending balance	89,753	102,688
Patents and copyrights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,599
Ending balance	1,295	1,599
Other software, licenses and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32,957
Ending balance	38,303	32,957
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,444,838	11,426,249
Additions arising from internal development	31,930	48,072
Other additions	73,995	86,656
Disposals	(96,647)	(142,202)
Foreign currency translation difference	(35,735)	26,063
Ending balance	11,418,381	11,444,838
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,989,255	6,963,369
Foreign currency translation difference	(35,072)	25,886
Ending balance	6,954,183	6,989,255
Gross carrying amount [member] | CV database [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	635,605	594,263
Other additions		41,342
Ending balance	635,605	635,605
Gross carrying amount [member] | Non- contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,043,760	2,043,760
Ending balance	2,043,760	2,043,760
Gross carrying amount [member] | Trademarks and domains [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,519,855	1,519,849
Other additions	7,115
Foreign currency translation difference	(81)	6
Ending balance	1,526,889	1,519,855
Gross carrying amount [member] | Website software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	198,620	217,231
Additions arising from internal development	31,930	48,072
Other additions	5,175	7,697
Disposals	(72,259)	(74,380)
Ending balance	163,466	198,620
Gross carrying amount [member] | Patents and copyrights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,440	3,013
Other additions	1,722	1,765
Disposals	(166)	(338)
Foreign currency translation difference	(261)
Ending balance	5,735	4,440
Gross carrying amount [member] | Other software, licenses and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	53,303	84,764
Other additions	59,983	35,852
Disposals	(24,222)	(67,484)
Foreign currency translation difference	(321)	171
Ending balance	88,743	53,303
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,300,978	918,537
Disposals	(93,401)	(141,101)
Foreign currency translation difference	(335)	76
Amortization for the year	523,539	523,466
Ending balance	1,730,781	1,300,978
Accumulated depreciation and amortisation [member] | CV database [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	172,164	108,948
Amortization for the year	63,561	63,216
Ending balance	235,725	172,164
Accumulated depreciation and amortisation [member] | Non- contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	579,065	374,689
Amortization for the year	204,376	204,376
Ending balance	783,441	579,065
Accumulated depreciation and amortisation [member] | Trademarks and domains [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	430,630	278,639
Foreign currency translation difference	(19)	6
Amortization for the year	152,411	151,985
Ending balance	583,022	430,630
Accumulated depreciation and amortisation [member] | Website software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	95,932	108,468
Disposals	(69,013)	(73,611)
Amortization for the year	46,794	61,075
Ending balance	73,713	95,932
Accumulated depreciation and amortisation [member] | Patents and copyrights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,841	1,195
Disposals	(166)	(6)
Foreign currency translation difference	(11)
Amortization for the year	1,776	1,652
Ending balance	4,440	2,841
Accumulated depreciation and amortisation [member] | Other software, licenses and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,346	46,598
Disposals	(24,222)	(67,484)
Foreign currency translation difference	(305)	70
Amortization for the year	54,621	41,162
Ending balance	₽ 50,440	₽ 20,346